Operating (Loss)/ Profit - Summary of Operating Profit (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Amortization of intangible assets	¥ 210	¥ 239	¥ 143
Depreciation of property, plant and equipment (Note 16)	9,490	9,067	9,078
Depreciation of right-of-use assets (Note 18(a))	12,389	12,367	12,298
Depreciation of investment properties (Note 17)	10	12	25
Amortisation of long-term deferred assets included in other non-current assets	619	570	536
Impairment charge on property, plant and equipment (Note 9)	1	31	4
Write-down of flight equipment spare parts to net realisable value (Note 9)	21	153	0
Consumption of flight equipment spare parts	1,218	1,135	1,013
Auditors' remuneration	¥ 12	¥ 17	¥ 18